Commitments, Guarantees and Contingent Liabilities - Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers (Detail)
¥ in Millions
Mar. 31, 2022 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
2023	¥ 5,205
2024	3,237
2025	2,112
2026	139
2027	70
Thereafter	11
Total	¥ 10,774